Consolidated Statements of Shareholders' Deficit (USD $) In Thousands	Total	Share capital stated amount	Deficit	Accumulated other comprehensive (loss) income	Additional paid-in capital
Beginning balance at Mar. 31, 2009	$ (682,333)	$ 160,247	$ (973,257)	$ 130,677
Net income	142,032		142,032
Participant Equity Loan Plan (note 11)	1,027	1,027
Foreign currency translation	(155,041)			(155,041)
Ending balance at Mar. 31, 2010	(694,315)	161,274	(831,225)	(24,364)
Net income	69,355		69,355
Participant Equity Loan Plan (note 11)	8,331	8,331
2010 Reorganization (notes 3 and 11)	413,618	413,618
Initial public offering	138,596	138,596
Foreign currency translation	12,470			12,470
Stock-based compensation	8,672				8,672
Ending balance at Mar. 31, 2011	(43,273)	721,819	(761,870)	(11,894)	8,672
Net income	31,780		31,780
Participant Equity Loan Plan (note 11)	135	135
Repurchase of common shares (note 11)	(9,755)	(25,555)			15,800
Foreign currency translation	1,112			1,112
Stock-based compensation	8,392				8,392
Ending balance at Mar. 31, 2012	$ (11,609)	$ 696,399	$ (730,090)	$ (10,782)	$ 32,864